Expense Example {- Fidelity Simplicity RMD 2015 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-11 - Fidelity Simplicity RMD 2015 Fund - Fidelity Simplicity RMD 2015 Fund	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 56
3 years	173
5 years	296
10 years	$ 634